SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2015
Geographic Areas, Revenues from External Customers [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 16:- SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	The Company applies ASC topic 280, "Segment Reporting", ("ASC 820"). The Company operates in one reportable segment (see note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2013, 2014 and 2015 and long-lived assets as of December 31, 2013, 2014 and 2015:

	Year ended December 31,
	2013	2014	2015
Revenues from sales to unaffiliated customers:

North America	$ 35,584	$ 40,353	$ 45,934
Europe	62,914	58,537	48,637
Africa	73,735	55,954	34,642
Asia-Pacific and Middle East	40,731	42,095	31,929
India	26,646	92,066	105,990
Latin America	122,162	82,107	82,303

	$ 361,772	$ 371,112	$ 349,435

Property and equipment, net, by geographic areas:

Israel	$ 30,759	$ 29,418	$ 26,127

Others	4,486	3,720	2,779

	$ 35,245	$ 33,138	$ 28,906

c.	Major customer data as a percentage of total revenues:

In 2013 the company had revenues from a single customer group of affiliated companies that accounted for approximately 15.4% of total revenues.

In 2014 the company had revenue from a single customer that accounted for approximately 16.1% of total revenues.

In 2015 the Company had revenue from a single customer group of affiliated companies equaling 17.7% of total revenues.